Operations (Details) - ha	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operation [Line Items]
Area of owned land	173,253	201,032
Area of leased land	76,593	65,217
Subsidiaries [Member]
Operation [Line Items]
Total area of farms	249,846	266,249